SEGMENT REPORTING	12 Months Ended
Dec. 31, 2018
SEGMENT REPORTING [abstract]
Disclosure of segment reporting

36.   SEGMENT REPORTING

Segment information is presented in respect of the Group’s business segments. The format is based on the Group’s management and internal reporting structure.

In a manner consistent with the way in which information is reported internally to the Group’s chief operating decision maker for the purposes of resource allocation and performance assessment, the Group has identified the following five reportable segments. No operating segments have been aggregated to form the following reportable segments.

(i)	Exploration and production, which explores and develops oil fields, produces crude oil and natural gas and sells such products to the refining segment of the Group and external customers.
(ii)

Refining, which processes and purifies crude oil, that is sourced from the exploration and production segment of the Group and external suppliers, and manufactures and sells petroleum products to the chemicals and marketing and distribution segments of the Group and external customers.

(iii)

Marketing and distribution, which owns and operates oil depots and service stations in the PRC, and distributes and sells refined petroleum products (mainly gasoline and diesel) in the PRC through wholesale and retail sales networks.

(iv)	Chemicals, which manufactures and sells petrochemical products, derivative petrochemical products and other chemical products mainly to external customers.
(v)	Corporate and others, which largely comprise the trading activities of the import and export companies of the Group and research and development undertaken by other subsidiaries.

The segments were determined primarily because the Group manages its exploration and production, refining, marketing and distribution, chemicals, and corporate and others businesses separately. The reportable segments are each managed separately because they manufacture and/or distribute distinct products with different production processes and due to their distinct operating and gross margin characteristics.

(1)   Information of reportable segmental revenues, profits or losses, assets and liabilities

The Group’s chief operating decision maker evaluates the performance and allocates resources to its operating segments on an operating profit basis, without considering the effects of finance costs or investment income. Inter-segment transfer pricing is based on the market price or cost plus an appropriate margin, as specified by the Group’s policy.

Assets and liabilities dedicated to a particular segment’s operations are included in that segment’s total assets and liabilities. Segment assets include all tangible and intangible assets, except for interest in associates and joint ventures, investments, deferred tax assets, cash and cash equivalents, time deposits with financial institutions and other unallocated assets. Segment liabilities exclude short-term debts, long-term debts, loans from Sinopec Group Company and fellow subsidiaries, income tax payable, deferred tax liabilities and other unallocated liabilities.

Information of the Group’s reportable segments is as follows:

	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Sales of goods
Exploration and production
External sales	47,443	69,168	93,499
Inter-segment sales	58,954	77,804	95,954
	106,397	146,972	189,453
Refining
External sales	102,983	132,478	148,930
Inter-segment sales	747,317	874,271	1,109,088
	850,300	1,006,749	1,258,018
Marketing and distribution
External sales	1,027,373	1,191,902	1,408,989
Inter-segment sales	3,480	3,962	5,224
	1,030,853	1,195,864	1,414,213
Chemicals
External sales	284,289	373,814	457,406
Inter-segment sales	38,614	49,615	73,835
	322,903	423,429	531,241
Corporate and others
External sales	418,102	533,108	716,789
Inter-segment sales	320,367	440,303	650,271
	738,469	973,411	1,367,060
Elimination of inter-segment sales	(1,168,732)	(1,445,955)	(1,934,372)
Sales of goods	1,880,190	2,300,470	2,825,613

Other operating revenues
Exploration and production	9,542	10,533	10,738
Refining	5,486	5,104	5,389
Marketing and distribution	22,004	28,333	32,424
Chemicals	12,211	14,314	15,492
Corporate and others	1,478	1,439	1,523
Other operating revenues	50,721	59,723	65,566

Sales of goods and other operating revenues	1,930,911	2,360,193	2,891,179

	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Result
Operating (loss)/income
By segment
- Exploration and production	(36,641)	(45,944)	(10,107)
- Refining	56,265	65,007	54,827
- Marketing and distribution	32,153	31,569	23,464
- Chemicals	20,623	26,977	27,007
- Corporate and others	3,212	(4,484)	(9,293)
- Elimination	1,581	(1,655)	(3,634)
Total segment operating income	77,193	71,470	82,264
Share of (losses)/profits from associates and joint ventures
- Exploration and production	(1,203)	1,449	2,598
- Refining	1,075	989	109
- Marketing and distribution	2,362	2,945	3,155
- Chemicals	5,696	9,621	6,298
- Corporate and others	1,376	1,521	1,814
Aggregate share of profits from associates and joint ventures	9,306	16,525	13,974
Investment income/(losses)
- Exploration and production	24	40	(3)
- Refining	(4)	28	315
- Marketing and distribution	90	90	43
- Chemicals	119	86	596
- Corporate and others	34	18	920
Aggregate investment income	263	262	1,871
Net finance costs	(6,611)	(1,560)	1,001
Earnings before income tax	80,151	86,697	99,110

	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Assets
Segment assets
- Exploration and production	402,476	343,404	321,686
- Refining	260,903	273,123	271,356
- Marketing and distribution	292,328	309,727	317,641
- Chemicals	144,371	158,472	156,865
- Corporate and others	95,263	170,045	152,799
Total segment assets	1,195,341	1,254,771	1,220,347

Interest in associates and joint ventures	116,812	131,087	145,721
Available-for-sale financial assets	11,408	1,676	—
Financial assets at fair value through other comprehensive income	—	—	1,450
Deferred tax assets	7,214	15,131	21,694
Cash and cash equivalents, time deposits with financial institutions	142,497	165,004	167,015
Other unallocated assets	25,337	27,835	36,081
Total assets	1,498,609	1,595,504	1,592,308

Liabilities
Segment liabilities
- Exploration and production	95,944	99,568	94,170
- Refining	82,170	101,429	103,809
- Marketing and distribution	133,303	164,101	159,536
- Chemicals	32,072	35,293	37,413
- Corporate and others	97,080	117,781	144,216
Total segment liabilities	440,569	518,172	539,144

Short-term debts	56,239	55,338	29,462
Income tax payable	6,051	13,015	6,699
Long-term debts	72,674	55,804	51,011
Loans from Sinopec Group Company and fellow subsidiaries	63,352	68,631	74,181
Deferred tax liabilities	7,661	6,466	5,948
Other unallocated liabilities	20,828	25,188	29,328
Total liabilities	667,374	742,614	735,773

	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Capital expenditure
Exploration and production	32,187	31,344	42,155
Refining	14,347	21,075	27,908
Marketing and distribution	18,493	21,539	21,429
Chemicals	8,849	23,028	19,578
Corporate and others	2,580	2,398	6,906
	76,456	99,384	117,976
Depreciation, depletion and amortization
Exploration and production	61,929	66,843	60,331
Refining	17,209	18,408	18,164
Marketing and distribution	14,540	15,463	16,296
Chemicals	12,654	12,873	13,379
Corporate and others	2,093	1,723	1,797
	108,425	115,310	109,967
Impairment losses on long-lived assets
Exploration and production	11,605	13,556	4,274
Refining	1,655	1,894	353
Marketing and distribution	267	675	264
Chemicals	2,898	4,922	1,374
Corporate and others	—	211	16
	16,425	21,258	6,281

(2)   Geographical information

The following tables set out information about the geographical information of the Group’s external sales and the Group’s non-current assets, excluding financial instruments and deferred tax assets. In presenting information on the basis of geographical segments, segment revenue is based on the geographical location of customers, and segment assets are based on the geographical location of the assets.

	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
External sales
Mainland China	1,488,117	1,758,365	2,119,580
Singapore	152,068	269,349	395,129
Others	290,726	332,479	376,470
	1,930,911	2,360,193	2,891,179

	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Non-current assets
Mainland China	1,000,209	979,329	989,668
Others	45,887	48,572	50,892
	1,046,096	1,027,901	1,040,560